Related party transactions - Majority shareholders (Details) - Majority shareholders	Dec. 31, 2024	Jun. 30, 2024
AgCentral Energy Pty Ltd
Disclosure of transactions between related parties [line items]
Ownership interest by majority shareholders	55.00%	71.00%
Nabors Industries Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest by majority shareholders	32.00%	32.00%